SENIOR SECURED CONVERTIBLE PROMISSORY NOTE (Details Narrative)					1 Months Ended		3 Months Ended		12 Months Ended
	May 10, 2023 USD ($)	Dec. 20, 2022 USD ($) Integer $ / shares shares	Dec. 06, 2022 USD ($)	Sep. 02, 2022 USD ($)	Jan. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Dec. 20, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares	Oct. 13, 2022 USD ($)	Jul. 25, 2022 $ / shares
Short-Term Debt [Line Items]
Principal amount				$ 200,000								$ 25,000
Debt instrument maturity date				Sep. 02, 2023
Debt instrument, interest rate		12.00%		12.00%								7.50%
Debt instrument, interest rate		18.00%
Common stock, par value | $ / shares							$ 0.0001			$ 0.0001	$ 0.0001
Repayments for debt			$ 1,540,065				$ 625,000
Assets							11,074,351			$ 12,319,544	$ 11,497,789
Stock issued during period, value new issues					$ 100,000					1,766,667
Derivative liabilities							15,254,287			10,483,371
InterestExpense							39,584			56,010
Debt Instrument, Unamortized Discount							56,354
Amortization of Debt Issuance Costs							358,194
Number of shares issued for services | shares					100,000	1,666,667
Share price | $ / shares													$ 0.71
Common stock, par value				1 year
Stock based compensation							3,720,054			3,167,772	120,675
Debt instrument face amount										1,485,000
Amortization of original issue discount							56,354			60,636
Interest expense							358,194			336,151
Accured expense										$ 39,343
Number of shares issued | shares										205.8726308
Stock issued during period, value new issues
Convertible Notes [Member]
Short-Term Debt [Line Items]
Derivative Liability							305,073
Convertible Debt							$ 762,379
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Principal amount		$ 1,666,666.67
Common stock, par value | $ / shares		$ 1.00
Debt instrument description		(i) a change of control or sale of assets, (ii) a sale by the Company of equity or debt securities for gross proceeds to the Company of at least $5 million, and (iii) upon the maturity of the Note. The Company paid $516,667 in April through June 2023, and the Note is currently in good standing
Proceeds from issuance of debt		$ 5,000,000
Percentage of outstanding principal amount		120.00%
Derivative liabilities		$ 923,956
Common stock, par value		10 days
Debt instrument face amount		$ 1,500,000
Percentage of issued purchaser		10.00%
Percentage of conversion price		70.00%
Percentage of original principal amount		120.00%
Percentage of reduction principal amount		100.00%
Fair value of derivative liability										$ 389,058
Amortization of original issue discount										60,636
Interest expense										$ 336,151
Securities Purchase Agreement [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Assets		$ 100,000
Percentage of outstanding principal amount		125.00%
Securities Purchase Agreement [Member] | Senior Secured Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt instrument secured debt		$ 1,500,000
Percentage of issued purchaser		10.00%
Principal amount		$ 1,666,666.67
Debt instrument maturity date									Sep. 16, 2023
Debt instrument, interest rate		12.00%
Debt instrument, interest rate		18.00%
Common stock, par value | $ / shares		$ 1.00
Percentage of conversion price		70.00%
Common stock,par value | Integer		10
Debt instrument description		Under the Note, beginning on April 16, 2023 the Company was required to pay monthly installments equal to one-fourth of the original principal amount at 120% of such principal amount, plus accrued but unpaid interest and any other amounts outstanding under the Note, with each payment resulting in a reduction in the principal of the Note at 100% (as compared to 120%). Furthermore, at any time after the issuance date of the Note, the Company may, after written notice to the Purchaser, prepay the Note in an amount equal to 120% of the then outstanding principal amount, plus accrued but unpaid interest and any other amounts outstanding under the Note. The Company will also be required to offer to pay the Note at 120% of the principal amount plus any unpaid accrued interest, upon the occurrence of certain events including (i) a change of control or sale of assets, (ii) a sale by the Company of equity or debt securities for gross proceeds to the Company of at least $5 million, and (iii) upon the maturity of the Note. The Company paid $625,000 in April through June 2023, and the Note is currently in good standing
Proceeds from issuance of debt		$ 5,000,000
Repayments for debt		$ 625,000
Note And Consulting Agreement [Member] | Senior Secured Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Percentage of issued purchaser	10.00%
Redemption payment obligation, description	(A) with respect to the Note, (i) the monthly redemption payment obligation was eliminated, (ii) the mandatory prepayment amount with respect to principal was increased from 120% to 127.5%, or $2,125,000, (iii) the mandatory default amount with respect to principal was increased from 125% to 132.5%, or $2,208,333.34; and (iv) the optional redemption amount with respect to principal was increased from 120% to 127.5%, or $2,125,000; and (B) with respect to the Consulting Agreement, an additional clause was added providing that the consultant shall receive on the date ending 180 days after the date a registration statement filed by the company registering the sale of the shares issuable thereunder is declared effective by the SEC, an additional number of shares of common stock if necessary such that the consultant shall have received a number of shares equal to $1,666,666.67 divided by the price per share of the common stock as of such date
Stock issued during period, value new issues									$ 1,666,666.67
Note And Consulting Agreement [Member] | Senior Secured Convertible Promissory Note [Member] | Debt Instrument, Redemption, Period One [Member]
Short-Term Debt [Line Items]
Principal amount	$ 2,125,000
Note And Consulting Agreement [Member] | Senior Secured Convertible Promissory Note [Member] | Debt Instrument, Redemption, Period Two [Member]
Short-Term Debt [Line Items]
Principal amount	2,208,333.34
Note And Consulting Agreement [Member] | Senior Secured Convertible Promissory Note [Member] | Debt Instrument, Redemption, Period Three [Member]
Short-Term Debt [Line Items]
Principal amount	$ 2,125,000
Consulting Agreement [Member]
Short-Term Debt [Line Items]
Common stock, par value | $ / shares		$ 1.00
Stock issued during period, value new issues		$ 1,666,666.67
Number of shares issued for services | shares		1,666,667
Share price | $ / shares		$ 1.00
Common stock, par value		90 days
Stock based compensation		$ 1,666,667
Number of shares issued | shares		1,666,667
Stock issued during period, value new issues		$ 1,666,666.67